Business, Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business, Basis of Presentation and Summary of Significant Accounting Policies
Business, Basis of Presentation and Summary of Significant Accounting Policies
a) Business
Mercantil Bank Holding Corporation (the “Company”), is a Florida corporation incorporated in 1985, which has operated since January 1987. The Company is a bank holding company registered under the Bank Holding Company Act of 1956, as a result of its 100% indirect ownership of Amerant Bank, N.A. (the “Bank”). The Company’s principal office is in the City of Coral Gables, Florida. The Bank is a member of the Federal Reserve Bank of Atlanta (“Federal Reserve ”) and the Federal Home Loan Bank of Atlanta (“FHLB”). The Bank has two principal subsidiaries, Amerant Investments, Inc. a securities broker-dealer (“Amerant Investments”), and Amerant Trust, N.A, a non-depository trust company (“Amerant Trust”).
The Company is rebranding as “Amerant.” The Company’s principal subsidiaries have adopted this name and logo. The Company will use the Amerant brand and will officially change its corporate name upon approval at its annual shareholders’ meeting in June 2019.
The Company’s Class A common stock, par value $0.10 per common share, and Class B common stock, par value $0.10 per common share, are listed and trade on the Nasdaq Global Select Market under the symbols “AMTB” and “AMTBB,” respectively.
b) Initial Public Offering and Shares Repurchase
On December 21, 2018, the Company completed an initial public offering (the “IPO”). For more information about the IPO, see Note 15 to our audited consolidated financial statements included in the Company’s annual report on Form 10-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 1, 2019 (the “Form 10-K”). In March 2019, following the partial exercise of the over-allotment option by the IPO’s underwriters, and completion of certain private placements of shares of the Company’s Class A common stock, the Company repurchased the remaining shares of its Class B common stock held by Mercantil Servicios Financieros, C.A., or MSF, the Company’s former parent company. See Note 11 to these unaudited interim consolidated financial statements for more information about the private placements and the repurchase of Class B common stock previously held by MSF.
c) Subsequent Events
The effects of significant subsequent events, if any, have been recognized or disclosed in these unaudited interim consolidated financial statements.
d) Basis of Presentation and Summary of Significant Accounting Policies
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required for a fair statement of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). These unaudited interim consolidated financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. These adjustments are of a normal, recurring nature. Interim period operating results may not be indicative of the operating results for a full year or any other period. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the accompanying footnote disclosures for the Company, which are included in the Form 10-K.
For a complete summary of our significant accounting policies, please see Note 1 to the Company’s audited consolidated financial statements on the Form 10-K.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include: (i) the determination of the allowance for loan losses; (ii) the fair values of securities and the reporting unit to which goodwill has been assigned during the annual goodwill impairment test; (iii) the cash surrender value of bank owned life insurance; and (iv) the determination of whether the amount of deferred tax assets will more likely than not be realized. Management believes that these estimates are appropriate. Actual results could differ from these estimates.
Segment Reporting
Prior to the second quarter of 2019, the Company had four reportable segments: Personal and Commercial Banking (“PAC”), Corporate LATAM, Treasury and Institutional. Results of these segments were presented on a managed basis. This structure was driven, among other things, by how the Company previously managed the business, how internal reporting was prepared and analyzed, and how management made decisions.
In August 2019, the Company announced that due to changes in the structure of its internal organization that it would report its financial performance as a single operating segment beginning with the quarter ended June 30, 2019. As a result of these changes, all decisions, including those relating to loan growth and concentrations, deposit and other funding, market risk, credit risk, operational risk and pricing are now made after assessing their effects on the Company as a whole, using a single segment concept.
Revisions
In 2018, the Company determined to revise its presentation of loans by classes to correct for certain immaterial misclassifications in the presentation of loans by classes in the footnotes to the Company’s unaudited interim consolidated financial statements as of March 31, 2018. The Company assessed the impact of these misclassifications and determined they had no effect on the unaudited interim consolidated balance sheet as of March 31, 2018, the unaudited interim consolidated statements of operations and comprehensive income or the unaudited interim consolidated statement of cash flows for the three months ended March 31, 2018.
The following tables show the effects of the correction of the misclassifications to the footnotes to the Company’s unaudited interim consolidated financial statements as of March 31, 2018. This change in classification is reflected in the footnotes to the unaudited interim consolidated financial statements as of March 31, 2019 and for the three months ended March 31, 2019 and 2018.

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
As reported:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$30,246	$33,731	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(864)	578	(691)	977	—
Loans charged-off
Domestic	—	(382)	—	(19)	(401)
International	—	—	—	(400)	(400)
Recoveries	34	832	—	53	919
Balances at end of the period	$29,416	$34,759	$3,671	$4,272	$72,118

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,226	$—	$—	$2,226
Collectively evaluated	29,416	32,533	3,671	4,272	69,892
	$29,416	$34,759	$3,671	$4,272	$72,118
Investment in loans, net of unearned income
Individually evaluated	$11,238	$15,055	$—	$342	$26,635
Collectively evaluated	2,699,872	2,243,345	416,292	564,306	5,923,815
	$2,711,110	$2,258,400	$416,292	$564,648	$5,950,450

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
As revised:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$31,290	$32,687	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(821)	535	(691)	977	—
Loans charged-off
Domestic	—	(382)	—	(19)	(401)
International	—	—	—	(400)	(400)
Recoveries	34	832	—	53	919
Balances at end of the period	$30,503	$33,672	$3,671	$4,272	$72,118

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,226	$—	$—	$2,226
Collectively evaluated	30,503	31,446	3,671	4,272	69,892
	$30,503	$33,672	$3,671	$4,272	$72,118
Investment in loans, net of unearned income
Individually evaluated	$11,238	$15,055	$—	$342	$26,635
Collectively evaluated	2,803,394	2,139,788	416,292	564,341	5,923,815
	$2,814,632	$2,154,843	$416,292	$564,683	$5,950,450

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
Effects of change:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$1,044	$(1,044)	$—	$—	$—
(Reversal of) provision for loan losses	43	(43)	—	—	—
Loans charged-off
Domestic	—	—	—	—	—
International	—	—	—	—	—
Recoveries	—	—	—	—	—
Balances at end of the period	$1,087	$(1,087)	$—	$—	$—

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$—	$—	$—	$—
Collectively evaluated	1,087	(1,087)	—	—	—
	$1,087	$(1,087)	$—	$—	$—
Investment in loans, net of unearned income
Individually evaluated	$—	$—	$—	$—	$—
Collectively evaluated	103,522	(103,557)	—	35	—
	$103,522	$(103,557)	$—	$35	$—

Business, Basis of Presentation and Summary of Significant Accounting Policies
a) Business
Mercantil Bank Holding Corporation (the “Company”), is a Florida corporation incorporated in 1985, which has operated since January 1987. The Company is a bank holding company registered under the Bank Holding Company Act of 1956, as a result of its 100% indirect ownership of Amerant Bank, N.A. (the “Bank”). The Company’s principal office is in the City of Coral Gables, Florida. The Bank is a member of the Federal Reserve Bank of Atlanta (“Federal Reserve ”) and the Federal Home Loan Bank of Atlanta (“FHLB”). The Bank has two principal subsidiaries, Amerant Investments, Inc., a securities broker-dealer (“Amerant Investments”), and Amerant Trust, N.A., a non-depository trust company (“Amerant Trust”).
The Bank has been serving the communities in which it operates for almost 40 years. The Bank is headquartered in the City of Coral Gables, Florida and has 23 Banking Centers, including 15 located in South Florida and 8 in the Greater Houston area, Texas, as well as a loan production office in New York City, New York, and a loan production office recently opened in Dallas, Texas. As the main operating subsidiary of the Company, the Bank offers a wide variety of domestic, international, personal and commercial banking services. Investment, trust, fiduciary and wealth management services are provided through the Bank’s main operating subsidiaries Amerant Investments, Inc. and Amerant Trust, N.A.

The Company, Mercantil Servicios Financieros, C.A. (“MSF” or the “former parent”), and various individuals as Voting Trustees, entered into a Voting Trust Agreement (the “Voting Trust”) in October 2008. On July 24, 2018, the Voting Trust was terminated. The Company is now the sole shareholder of Mercantil Florida Bancorp, Inc. and the indirect owner of 100% of the Bank.
On August 8, 2018, the Company became subject to the reporting requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934 (the “Securities Act”).
On October 24, 2018, the Company announced it is rebranding as “Amerant.” The Company’s principal subsidiaries have adopted this name and logo. The Company will use the Amerant brand and will officially change its corporate name upon approval at its annual shareholders’ meeting in 2019.
b) Spin-off

As of December 31, 2017 the Company was a wholly owned subsidiary of MSF. On March 15, 2018, MSF transferred ownership of 100% of the Company Shares to a non-discretionary common law, grantor trust formed pursuant to a Distribution Agreement among MSF, the Company and an unaffiliated trustee dated as of March 12, 2018, and governed by the laws of the State of Florida (the “Distribution Trust”). The Company and MSF are parties to an Amended and Restated Separation and Distribution Agreement dated as of June 12, 2018 that provided for the spin-off (the “Spin-off”) of the Company from MSF.
The Distribution Trust was established by MSF and the Company pursuant to a Distribution Trust Agreement, as amended, with a Texas trust company, unaffiliated with MSF, as trustee. The Distribution Trust held 80.1% of the Company Shares (the “Distributed Shares”) for the benefit of MSF’s Class A and Class B common shareholders of record (“Record Holders”) on April 2, 2018 (“Record Date”). The remaining 19.9% of the Company Shares were held in the Distribution Trust for the benefit of MSF (the “Retained Shares”).
The Distributed Shares were distributed to MSF shareholders on August 10, 2018 (the “Distribution”). As a result of the Distribution, the Company became a separate company and its common stock was listed on the Nasdaq Global Select Market on August 13, 2018. The Distribution Trust held the Retained Shares pending their disposition by MSF.

c) Initial Public Offering
On December 21, 2018, the Company completed an initial public offering (the “IPO”). See Note 15 to our consolidated financial statements for more information about the IPO.
At December 31, 2018, MSF beneficially owned less than 5% of all of the Company’s outstanding shares of common stock and the Board of Governors of the Federal Reserve System determined that MSF no longer controlled the Company for purposes of the Bank Holding Company Act of 1956.
In December 2018 in connection with the IPO, the Company repurchased approximately $1.4 million shares of Class B common stock from MSF. In March 2019, following the partial exercise of the over-allotment option by the IPO’s underwriters, and completion of certain private placements of shares of the Company’s Class A common stock, the Company repurchased the remaining shares of Class B common stock held by MSF. See Note 15 to our consolidated financial statements for more information about the private placements and the repurchase of Retained Shares previously held by MSF.
d) Subsequent Events
The effects of significant subsequent events, if any, have been recognized or disclosed in these consolidated financial statements.
e) Basis of Presentation and Summary of Significant Accounting Policies
The following is a description of the significant accounting policies and practices followed by the Company in the preparation of the accompanying consolidated financial statements. These policies conform with generally accepted accounting principles in the United States (U.S. GAAP).
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Recasting of Certain Prior Period Information due to Changes in Segment Reporting
Prior to the second quarter of 2019, the Company had four reportable segments: Personal and Commercial Banking (“PAC”), Corporate LATAM, Treasury and Institutional. Results of these segments were presented on a managed basis. This structure was driven, among other things, by how the Company previously managed the business, how internal reporting was prepared and analyzed, and how management made decisions.
In August 2019, the Company announced that due to changes in the structure of its internal organization that it would report its financial performance as a single operating segment beginning with the quarter ended June 30, 2019. As a result of these changes, all decisions, including those relating to loan growth and concentrations, deposit and other funding, market risk, credit risk, operational risk and pricing are now made after assessing their effects on the Company as a whole, using a single segment concept.
In this Form 8-K, we have recast certain previously reported information to reflect that the Company reports its financial performance as a single operating segment. This change primarily impacted Note 21 - Segment Information, with no impact on consolidated net income or cash flows.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include: i) the determination of the allowance for loan losses; (ii) the fair values of securities and the reporting unit to which goodwill has been assigned during the annual goodwill impairment test; (iii) the cash surrender value of bank owned life insurance; and (iv) the determination of whether the amount of deferred tax assets will more likely than not be realized. Management believes that these estimates are appropriate. Actual results could differ from these estimates.
Income Recognition
Interest income is generally recognized on the accrual basis using the interest method. Non-refundable loan origination fees, net of direct costs of originating or acquiring loans, as well as loan purchase premiums and discounts, are deferred and amortized over the term of the related loans as adjustments to interest income using the level yield method. Purchase premiums and discounts on debt securities are amortized as adjustments to interest income over the estimated lives of the securities using the level yield method.
Brokerage and advisory activities include brokerage commissions and advisory fees. Brokerage commissions earned are related to the dollar amount of trading volume of customers’ transactions. Commissions and related clearing expenses are recorded on a trade-date basis as securities transactions occur. Advisory fees are derived from investment advisory fees and account administrative services. Investment advisory fees are recorded as earned on a pro rata basis over the term of the contracts, based on a percentage of the average value of assets managed during the period. These fees are assessed and collected at least quarterly. Account administrative fees are charged to customers for the maintenance of their accounts and are earned and collected on a quarterly basis. Fiduciary activities fee income is recognized as earned on a pro rata basis over the term of contracts.
Card servicing fees include credit card issuance and credit and debit card interchange fees. Credit card issuance fees are generally recognized over the period in which the cardholders are entitled to use the cards. Interchange fees are recognized when earned. Trade finance servicing fees, which primarily include commissions on letters of credit, are generally recognized over the service period on a straight line basis.
Deposits and services fees include service charges on deposit accounts, fees for banking services provided to customers including wire transfers, overdrafts and non-sufficient funds. Revenue is generally recognized in accordance with published deposit account agreements for customer accounts or when fixed and determinable per contractual agreements.
Data processing, rental income and fees for other services to related parties are recognized as the services are provided in accordance with the terms of the service agreements.
Earnings per Share
Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during each period. Unvested shares of restricted stock are excluded from the basic earnings per share computation.
Diluted net income per common share reflects the number of additional common stock that would have been outstanding if the dilutive potential common stock had been issued. Dilutive potential common stock consist of unvested shares of restricted stock outstanding during the period. The dilutive effect of potential common stock is calculated by applying the treasury stock method. The latter assumes dilutive potential common stock are issued and outstanding and the proceeds from the exercise, are used to purchase common stock at the average market price during the period. The difference between the numbers of dilutive potential common stock issued and the number of shares purchased is included as incremental shares in the denominator to compute diluted net income per common stock. Dilutive potential common stock are excluded from the diluted earnings per share computation in the period in which the effect is anti-dilutive.
Changes in the number of shares outstanding as a result of stock dividends, stock splits, stock exchanges or reverse stock splits are given effect retroactively for all periods presented to reflect those changes in capital structure.
Stock-based Compensation
The Company may grant share-based compensation and other related awards to its non-employee directors, officers, employees and certain consultants. Compensation cost is measured based on the estimated fair value of the award at the grant date and recognized in earnings on a straight -line basis over the requisite service period or vesting period. The fair value of the unvested shares of restricted stock is based on the market price of the Company’s Class A common stock at the date of the grant.
Advertising Expenses
Advertising expenses are expensed as incurred and are included in other noninterest expenses.
Offering Expenses
Specific, non-reimbursable, incremental costs directly attributable to a proposed or actual securities offerings are deferred and charged against the gross proceeds of the offering.

Cash and Cash Equivalents
The Company has defined as cash equivalents those highly liquid instruments purchased with an original maturity of three months or less and include cash and cash due from banks, federal funds sold and deposits with banks.
The Company must comply with federal regulations requiring the maintenance of minimum reserve balances against its deposits. At December 31, 2018 and 2017, these reserve balances amounted to approximately $0.2 million and $1.2 million, respectively.
Securities
The Company classifies its investments in securities as available for sale and held to maturity. Securities classified as available for sale are carried at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in stockholders’ equity on an after-tax basis. Securities classified as held to maturity are securities the Company has both the ability and intent to hold until maturity and are carried at amortized cost. Investments in stock issued by the Federal Reserve and Federal Home Loan Bank of Atlanta (“FHLB”) are stated at their original cost, which approximates their realizable value. Realized gains and losses from sales of securities are recorded on the trade date and are determined using the specific identification method. Securities purchased are recorded on the consolidated balance sheets as of the trade date. Receivables and payables to and from clearing organizations relating to outstanding transactions are included in other assets or other liabilities. At December 31, 2018 and 2017 securities receivables amounted to $3.5 million and $6.5 million, respectively.
The Company considers an investment security to be impaired when a decline in fair value below the amortized cost basis is other-than-temporary. When an investment security is considered to be other-than-temporarily impaired, the cost basis of the individual investment security is written down through earnings by an amount that corresponds to the credit component of the other-than-temporary impairment. The amount of the other-than-temporary impairment that corresponds to the noncredit component of the other-than-temporary impairment is recorded in AOCI and is associated with securities which the Company does not intend to sell and it is more likely than not that the Company will not be required to sell the securities prior to the recovery of its fair value.
The Company estimates the credit component of other-than-temporary impairment using a discounted cash flow model. The Company estimates the expected cash flows of the underlying collateral using third party vendor models that incorporate management’s best estimate of current key assumptions, such as default rates, loss severity and prepayment rates (based on historical performance and stress test scenarios). Assumptions used can vary widely from security to security and are influenced by such factors as current debt service coverage ratio, historical prepayment rates, expected prepayment rates, and loans’ current interest rates. The Company then uses, as it deems appropriate, a third party vendor to determine how the underlying collateral cash flows will be distributed to each security. The present value of an impaired debt security results from estimating its future cash flows, discounted at the security’s effective interest rate. The Company expects to recover the remaining noncredit related unrealized losses included as a component of AOCI.
Loans Held for Sale
Loans are transferred into the held for sale classification at the lower of carrying amount or fair value when they are specifically identified for sale and a formal plan exists to sell them.
Loans
Loans represent extensions of credit which the Company has the intent and ability to hold for the foreseeable future or until maturity or payoff. These extensions of credit consist of commercial real estate loans (including land acquisition, development and construction loans), single-family residential loans, commercial loans, loans to financial institutions and acceptances, and consumer loans. Amounts included in the loan portfolio are stated at the amount of unpaid principal, reduced by unamortized net deferred loan fees and origination costs and an allowance for loan losses. Unamortized net deferred loan fees and origination costs amounted to $7.1 million and $7.4 million at December 31, 2018 and 2017, respectively.
A loan is placed in nonaccrual status when management believes that collection in full of the principal amount of the loan or related interest is in doubt. Management considers that collectability is in doubt when any of the following factors are present, among others: (1) there is a reasonable probability of inability to collect principal, interest or both, on a loan for which payments are current or delinquent for less than ninety days; or (2) when a required payment of principal, interest or both is delinquent for ninety days or longer, unless the loan is considered well secured and in the process of collection in accordance with regulatory guidelines. Once a loan to a single borrower has been placed in nonaccrual status, management reviews all loans to the same borrower to determine their appropriate accrual status. When a loan is placed in nonaccrual status, accrual of interest and amortization of net deferred loan fees or costs are discontinued, and any accrued interest receivable is reversed against interest income.
Payments received on a loan in nonaccrual status are generally applied to its outstanding principal amount, unless there are no doubts on the full collection of the remaining recorded investment in the loan. When there are no doubts on the full collection of the remaining recorded investment in the loan, and there is sufficient documentation to support the collectability of that amount, payments of interest received may be recorded as interest income.
A loan in nonaccrual status is returned to accrual status when none of the conditions noted when first placed in nonaccrual status are currently present, none of its principal and interest is past due, and management believes there are reasonable prospects of the loan performing in accordance with its terms. For this purpose, management generally considers there are reasonable prospects of performance in accordance with the loan terms when at least six months of principal and interest payments or principal curtailments have been received, and current financial information of the borrower demonstrates that performance will continue into the near future.
The total outstanding principal amount of a loan is reported as past due thirty days following the date of a missed scheduled payment, based on the contractual terms of the loan.
Loans which have been modified because the borrowers were experiencing financial difficulty and the Company, for economic or legal reasons related to the debtors’ financial difficulties, granted a concession to the debtors that it would not have otherwise considered, are accounted for as troubled debt restructurings (“TDR”).
Allowance for Loan Losses
The allowance for loan losses represents an estimate of the current amount of principal that is probable the Company will be unable to collect given facts and circumstances as of the evaluation date, and includes amounts arising from loans individually and collectively evaluated for impairment. These estimated amounts are recorded through a provision for loan losses charged against income. Management periodically evaluates the adequacy of the allowance for loan losses to maintain it at a level believed reasonable to provide for recognized and unrecognized but inherent losses in the loan portfolio. The Company uses the same methods used to determine the allowance for loan losses, to assess any reserves needed for off-balance sheet credit risks such as unfunded loan commitments and contingent obligations on letters of credit. These reserves for off-balance sheet credit risks are presented in the liabilities section in the consolidated balance sheets.

The Company develops and documents its methodology to determine the allowance for loan losses at the portfolio segment level. The Company determines its loan portfolio segments based on the type of loans it carries and their associated risk characteristics. The Company’s loan portfolio segments are: Real Estate, Commercial, Financial Institutions, Consumer and Other. Loans in these portfolio segments have distinguishing borrower needs and differing risks associated with each product type.
Real estate loans include commercial loans secured by real estate properties. Commercial loans secured by non-owner occupied real estate properties are generally granted to finance the acquisition or operation of commercial real estate properties, with terms similar to the properties’ useful lives or the operating cycle of the businesses. The main source of repayment of these real estate loans is derived from cash flows or conversion of productive assets and not from the income generated by the disposition of the property held as collateral. The main repayment source of loans granted to finance land acquisition, development and construction projects is generally derived from the disposition of the properties held as collateral, with the repayment capacity of the borrowers and any guarantors considered as alternative sources of repayment.
Commercial loans correspond to facilities established for specific business purposes such as financing working capital and capital improvements projects and asset-based lending, among others. These may be loan commitments, uncommitted lines of credit to qualifying customers, short term (one year or less) or longer term credit facilities, and may be secured, unsecured or partially secured. Terms on commercial loans generally do not exceed five years, and exceptions are documented. Commercial loans secured by owner-occupied real estate properties are generally granted to finance the acquisition or operation of commercial real estate properties, with terms similar to the properties’ useful lives or the operating cycle of the businesses. The main source of repayment of these commercial real estate loans is derived from cash flows and not from the income generated by the disposition of the property held as collateral. Commercial loans to borrowers in similar businesses or products with similar characteristics or specific credit requirements are generally evaluated under a standardized commercial credit program. Commercial loans outside the scope of those programs are evaluated on a case by case basis, with consideration of any exposure under an existing commercial credit program.
Loans to financial institutions and acceptances are facilities granted to fund certain transactions classified according to their risk level, and primarily include trade financing facilities through letters of credits, bankers’ acceptances, pre- and post-export financing, and working capital loans, among others. Loans in this portfolio segment are generally granted for terms not exceeding three years and on an unsecured basis under the limits of an existing credit program, primarily to large financial institutions in Latin America which the Company believes are of high quality. Prior to approval, management also considers cross-border and portfolio limits set forth in its programs and credit policies.
Consumer and other loans are retail open-end and closed-end credits extended to individuals for household, family and other personal expenditures. These loans include loans to individuals secured by their personal residence, including first mortgage, home equity and home improvement loans as well as revolving credit card agreements. Because these loans generally consist of a large number of relatively small-balance, homogeneous loans for each type, their risks are generally evaluated collectively.
An individual loan is considered impaired when it is probable that the Company will be unable to collect all amounts due, including both principal and interest, according to the contractual terms of the loan agreement. The Company generally considers as impaired all loans in nonaccrual status, and other loans classified in accordance with an internal risk grading system exceeding a defined threshold when it is probable that an impairment exists and the amount of the potential impairment is reasonably estimable. To determine when it is probable that an impairment exists, the Company considers the extent to which a loan may be inadequately protected by the current net worth and paying capacity of the borrower or any guarantor, or by the current value of the collateral.

When a loan is considered impaired, the potential impairment is measured as the excess of the carrying value of the loan over the present value of expected future cash flows at the measurement date, or the fair value of the collateral in the case where the loan is considered collateral-dependent. If the amount of the present value of the loan’s expected future cash flows exceeds the loan’s carrying amount, the loan is still considered impaired but no impairment is recorded. The present value of an impaired loan results from estimating its future cash flows, discounted at the loan’s effective interest rate. In the case of loans considered collateral-dependent, which are generally certain real estate loans for which repayment is expected to be provided solely by the operation or sale of the underlying collateral, the potential impairment is measured based on the fair value of the asset pledged as collateral. The allowance for loan losses on loans considered TDR is generally determined by discounting the restructured cash flows by the original effective interest rate on the loan.
Loans that do not meet the criteria of an individually impaired loan are collectively evaluated for impairment. These loans include large groups of smaller homogeneous loan balances, such as loans in the consumer and other loan portfolio segment, and all other loans that have not been individually identified as impaired. This group of collective loans is evaluated for impairment based on measures of historical losses associated with loans within their respective portfolio segments adjusted by a variety of qualitative factors. These qualitative factors incorporate the most recent data reflecting current economic conditions, industry performance trends or obligor concentrations within each portfolio segment, among other factors. Other adjustments may be made to the allowance for loans collectively evaluated for impairment based on any other pertinent information that management considers may affect the estimation of the allowance for loan losses, including a judgmental assessment of internal and external influences on credit quality that are not fully reflected in historical loss or their risk rating data. The measures of historical losses and the related qualitative adjustments are updated quarterly and semi-annually, respectively, to incorporate the most recent loan loss data reflecting current economic conditions.
Loans to borrowers that are domiciled in foreign countries, primarily loans in the Consumer and Financial Institutions portfolio segments, are also evaluated for impairment by assessing the probability of additional losses arising from the Company’s exposure to transfer risk. The Company defines transfer risk exposure as the possibility that a loan obligation cannot be serviced in the currency of payment (U.S. Dollars) because the borrower’s country of origin may not have sufficient available currency of payment or may have put restraints on its availability, such as currency controls. To determine an individual country’s transfer risk probability, the Company assigns numerical values corresponding to the perceived performance of that country in certain macroeconomic, social and political factors generally considered in the banking industry for evaluating a country’s transfer risk. A defined country’s transfer risk probability is assigned to that country based on an average of the individual scores given to those factors, calculated using an interpolation formula. The results of this evaluation are also updated semi-annually.
Loans in the Real Estate, Commercial and Financial Institutions portfolio segments are charged off against the allowance for loan losses when they are considered uncollectable. These loans are considered uncollectable when a loss becomes evident to management, which generally occurs when the following conditions are present, among others: (1) a loan or portions of a loan are classified as “loss” in accordance with the internal risk grading system; (2) a collection attorney has provided a written statement indicating that a loan or portions of a loan are considered uncollectible; and (3) the carrying value of a collateral-dependent loan exceeds the appraised value of the asset held as collateral.
Consumer and other retail loans are charged off against the allowance for loan losses at the earlier of (1) when management becomes aware that a loss has occurred, or (2) when closed-end retail loans become past due 120 days or open-end retail loans become past due 180 days from the contractual due date. For open and closed-end retail loans secured by residential real estate, any outstanding loan balance in excess of the fair value of the property, less cost to sell, is charged off no later than when the loan is 180 days past due from the contractual due date. Consumer and other retail loans may not be charged off when management can clearly document that a past due loan is well secured and in the process of collection such that collection will occur regardless of delinquency status in accordance with regulatory guidelines applicable to these types of loans.

Recoveries on loans represent collections received on amounts that were previously charged off against the allowance for loan losses. Recoveries are credited to the allowance for loan losses when received, to the extent of the amount previously charged off against the allowance for loan losses on the related loan. Any amounts collected in excess of this limit are first recognized as interest income, then as a reduction of collection costs, and then as other income.
Transfers of Financial Assets
Transfers of financial assets are accounted for as sales or purchases when control over the assets has been surrendered by the transferor. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the transferor, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the transferor does not maintain effective control over the transferred assets.
Premises and Equipment, Net
Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed on the straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized over the remaining term of the lease. Repairs and maintenance are charged to operations as incurred; renewals, betterments and interest during construction are capitalized. Gains or losses on sales of premises and equipment are recorded as other noninterest income or noninterest expense, respectively, at the date of sale.
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of recognition and measurement of an impairment loss, when the independent and identifiable cash flow of a single asset may not be determinable, the long-lived asset may be grouped with other assets of like cash flows. Recoverability of an asset or group of assets to be held and used is measured by comparing the carrying amount with future undiscounted net cash flows expected to be generated by the asset or group of assets. If an asset is considered impaired, the impairment recognized is generally measured by the amount by which the carrying amount of the asset or group exceeds its fair value.
Bank Owned Life Insurance
Bank owned life insurance policies (“BOLI”) are recorded at the cash surrender value of the insurance contracts, which represent the amount that may be realizable under the contracts, at the consolidated balance sheet dates. Changes to the cash surrender value are recorded as other noninterest income in the consolidated statements of operations.
Income Taxes
Deferred income tax assets and liabilities are determined using the balance sheet method. Under this method, the resulting net deferred tax asset is determined based on the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis. The effect of changes in tax laws or rates is recognized in results in the period that includes the legislation enactment date. A valuation allowance is established against the deferred tax asset to the extent that management believes that it is more likely than not that any tax benefit will not be realized. Income tax expense is recognized on the periodic change in deferred tax assets and liabilities at the current statutory rates.
The results of operations of the Company and the majority of its wholly owned subsidiaries are included in the consolidated federal income tax return of the Company and its subsidiaries as members of the same consolidated tax group.
Under the intercompany income tax allocation policy, the Company and the subsidiaries included in the consolidated federal tax group are allocated current and deferred taxes as if they were separate taxpayers. As a result, the subsidiaries included in the consolidated group pay their allocation of income taxes to the Company, or receive payments from the Company to the extent that tax benefits are realized.

Goodwill
Goodwill represents the excess of consideration paid over the fair value of the net assets of a savings bank acquired in 2006. Goodwill is not amortized but is reviewed for potential impairment at the reporting unit level on an annual basis in the fourth quarter, or on an interim basis if events or circumstances indicate a potential impairment. As part of its testing, the Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount (“Step 0”). If the results of the Step 0 indicate that more likely than not the reporting unit’s fair value is less than its carrying amount, the Company determines the fair value of the reporting unit relative to its carrying amount, including goodwill (“Step 1”). The Company may also elect to bypass the Step 0 and begin with Step 1. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed (“Step 2”). In Step 2, the implied fair value of the reporting unit’s goodwill is compared to the carrying amount of goodwill allocated to that reporting unit. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value at the measurement date. At December 31, 2018 and 2017, goodwill was considered not impaired and, therefore, no impairment charges were recorded.
Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase are classified as secured borrowings and are reflected at the amount of cash received in connection with the transaction.
Derivative Instruments
Derivative instruments are recognized on the consolidated balance sheet as other assets or other liabilities, at their respective fair values. The accounting for changes in the fair value of a derivative instrument is dependent upon whether the derivative has been designated and qualifies as part of a hedging relationship. For derivative instruments that have not been designated and qualified as hedging relationships, the change in their fair value is recognized in current period earnings. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is initially recognized as a component of AOCI, and subsequently reclassified into earnings in the same period during which the hedged transactions affect earnings. The ineffective portion of the gain or loss, if any, is recognized immediately in earnings. The Company has designated certain derivatives as cash flow hedges. Management periodically evaluates the effectiveness of these hedges in offsetting the fluctuations in cash flows due to changes in benchmark interest rates.
Fair Value Measurement
Financial instruments are classified based on a three-level valuation hierarchy required by U.S. GAAP. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1
Inputs to the valuation methodology are quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities may include debt and equity securities that are traded in an active exchange market, as well as certain U.S. securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange traded instruments which value is determined by using a pricing model with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. This category generally may include U.S. Government and U.S. Government Sponsored Enterprise mortgage backed debt securities and corporate debt securities.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities may include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Recently Issued Accounting Pronouncements
Emerging Growth Company
Section 107 of the JOBS Act provides that, as an “emerging growth company”, or EGC, the Company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. Therefore, an EGC can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period, for as long as it is available and consistent with bank regulatory requirements. The Federal bank regulators have not yet recognized or permitted public companies that are EGCs to delay the adoption of accounting pronouncements until those standards would otherwise apply to private companies. The Federal bank regulators position, unless changed, may cause us to adopt accounting principles earlier than required by the SEC.
Issued and Adopted
Removal of Outdated OCC Guidance
In May 2018, the Financial Accounting Standards Board (“FASB”) issued amendments which removed outdated guidance related to the Office of the Comptroller of the Currency (“OCC”)’s Banking Circular 202, Accounting for Net Deferred Tax Changes. This guidance, which limited the net deferred tax debits that can be carried on a bank’s statement of condition for regulatory purposes, has been rescinded by the OCC. These amendments became effective immediately upon issuance and had no impact to the Company’s consolidated financial statements.
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, the FASB issued guidance that allows a reclassification from AOCI to retained earnings for stranded tax effects resulting from the newly enacted federal corporate income tax rate. The amount of the reclassification is the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate pursuant to H.R. 1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for fiscal year 2018, known as the Tax Cuts and Jobs Act of 2017 (“the 2017 Tax Act”). This guidance is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for (1) public business entities for reporting periods for which financial statements have not been issued, and (2) for other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company early-adopted this guidance and reclassified the effect of remeasuring net deferred tax assets related to items within AOCI to retained earnings resulting in a $1.1 million increase in retained earnings in 2017.

Issued and Not Yet Adopted
New Guidance on Leases
In December 2018, the FASB issued amendments to new guidance issued in February 2016 for the recognition and measurement of all leases which has not yet been adopted by the Company. The amendments in this Update address certain lessor’s issues associated with: (i) sales taxes and other similar taxes collected from lessees, (ii) certain lessor costs and, (iii) recognition of variable payments for contracts with lease and nonlease components. The new guidance on leases issued in February 2016 requires lessees to recognize a right-of-use asset and a lease liability for most leases within the scope of the guidance. There were no significant changes to the guidance for lessors. These amendments, and the related pending new guidance, can be adopted using a modified retrospective transition at the beginning of the earliest comparative period presented, and provides for certain practical expedients.

The amendments and related new guidance on leases are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, for private companies, and for fiscal periods beginning after December 15, 2018, and interim periods within those fiscal years, for public companies. Early adoption is permitted. The Company is in the process of gathering a complete inventory of leases and migrating identified lease data onto a new system platform. Based on a preliminary evaluation, the Company expects to recognize an asset and a corresponding lease liability for an amount currently expected to be less than one percent of the Company’s total consolidated assets at adoption.

New Guidance on Accounting for Credit Losses on Financial Instruments
In November 2018, the FASB issued amendments to pending new guidance on accounting for current expected credit losses on financial instruments (“CECL”) to, among other things, align the implementation date for private companies’ annual financial statements with the implementation date for their interim financial statements. Prior to the issuance of these amendments, the guidance on accounting for CECL was effective for private companies for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. These amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal to those years, for private companies.
In June 2016, the FASB issued the new guidance on CECL. The new guidance introduces an approach based on expected losses to estimate credit losses on various financial instruments, including loans. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal to those years, for private companies, and for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, for public companies. Early adoption is permitted for fiscal years beginning after December 15, 2018.
The Company is currently assessing the impact that these changes will have on its consolidated financial statements, when adopted.

Changes to the Disclosure Requirements for Fair Value Measurements
In August 2018, the FASB issued amendments to the disclosure requirements for fair value measurements. The amendments modify the fair value measurements disclosures with the primary focus to improve effectiveness of disclosures in the notes to the financial statements that is most important to the users. The new guidance modifies the required disclosures related to the valuation techniques and inputs used, uncertainty in measurement, and changes in measurements applied. These amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is currently assessing the impact this new guidance may have on the Company’s consolidated financial statements and footnote disclosures.
Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued targeted amendments to the guidance for recognition, presentation and disclosure of hedging activities. These targeted amendments expand and refine hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The amendments also simplify the application of hedge accounting guidance. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years for public business entities. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The Company is currently evaluating whether the application of this new guidance will have an impact to the Company’s consolidated financial statements.
Statement of Cash Flows Classification of Certain Receipts and Payments
In August 2016 , the FASB issued specific guidance for the classification of a number of cash receipts and payments, including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, proceeds from the settlement of insurance claims and proceeds from the settlement of BOLI. The new guidance is effective for years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, for private companies, and for years beginning after December 15, 2017 and interim periods within those fiscal years for public companies. Early adoption is permitted. The Company is currently assessing whether this new guidance will have a material impact on its consolidated statement of cash flows when adopted.
Recognition and Measurement of Financial Instruments
In January 2016, the FASB issued changes to the guidance on the recognition and measurement of financial instruments. The changes include, among others, the removal of the available-for-sale category for equity securities and updates to certain disclosure requirements. This standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, for private companies, and for fiscal periods beginning December 15, 2017, and interim periods within those fiscal years, for public companies, with limited early adoption permitted. As of December 31, 2018, the Company classifies $23.1 million as available for sale equity securities. The Company currently expects that its available for sale equity securities consisting of a mutual fund investment will be reclassified out of the available for sale classification and presented separately on the face of the consolidated balance sheet. At adoption, the Company currently expects the cumulative unrealized loss of these securities previously recognized in AOCL will be recorded as an adjustment to the opening balance of retained earnings. Any further changes to the fair value of equity securities, other than equity method investments, will be recorded in net income. At December 31, 2018, the cumulative unrealized gross loss on this available for sale equity investment was $1.2 million. The Company is currently assessing whether other elements of the new guidance will have a material impact on its consolidated financial position or results of operations or disclosures.
Revenue from Contracts with Customers
In May 2014, the FASB issued a common revenue standard for recognizing revenue from contracts with customers. This new standard establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amended effective date is annual reporting periods beginning after December 15, 2018, and interim periods beginning after December 15, 2019, for private companies, and for annual reporting periods beginning after December 15, 2017, and interim periods within that reporting period, for public companies. Earlier adoption continues to be permitted. The Company is currently assessing whether the new guidance will have a material impact on its consolidated financial position or results of operations.